Offerings - Offering: 1	Feb. 14, 2025 USD ($) shares
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, without par value
Amount Registered | shares	2,437,896
Maximum Aggregate Offering Price	$ 0
Carry Forward Form Type	S-3
Carry Forward File Number	333-262769
Carry Forward Initial Effective Date	Feb. 16, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 17,582.66
Offering Note
(1) In addition, pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers such additional securities as may become deliverable as a result of stock splits, stock dividends, split-ups, recapitalizations or similar transactions.

(2) Pursuant to Rule 415(a)(6) under the Securities Act, there are included on this registration statement an aggregate of 2,437,896 shares of ALLETE, Inc.’s common stock that were previously registered for offer and sale, but not sold, in connection with ALLETE, Inc.’s InvestDirect pursuant to Registration Statement No. 333-262769 (the “Prior Registration Statement”) filed with the Securities and Exchange Commission (the “Commission”) on February 16, 2022, and for which an aggregate filing fee of $17,582.66 with respect to such unsold shares was paid in connection with the filing with the Commission of earlier registration statements (which shares were included on the Prior Registration Statement). Pursuant to Rule 415(a)(6), the filing fee related to such unsold shares from the Prior Registration Statement will continue to be applied to the offer and sale of such unsold shares pursuant to this registration statement, and no additional filing fee is required with respect to such shares. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.